SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
(Loss)/income before income taxes	$ (4,092,427)	$ (3,376,410)	$ (4,899,006)
CAYMAN ISLANDS
(Loss)/income before income taxes	(1,374,397)	(259,757)	(37,875)
HONG KONG
(Loss)/income before income taxes	(2,721,247)	(2,601,792)	(2,723,499)
UNITED STATES
(Loss)/income before income taxes	$ 3,217	$ (514,861)	$ (2,137,632)